Investment in associated companies (Tables)	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in associated companies
As at June 30, 2022 (Successor) and December 31, 2021 (Predecessor), the carrying values of our investments in associated companies were as follows.

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Paratus Energy Services	33	—
Sonadrill	25	27
Gulfdrill	—	—
Total investment in associated companies	58	27